ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2023
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS

6. ADVANCES TO SUPPLIERS

Advances to suppliers are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Other	30,345	—	—
	30,345	—	—

The Group recorded impairment charges relating to the advances to suppliers and other advances of nil and nil for the years ended December 31, 2022 and 2023, respectively.